Business segment information	6 Months Ended
Jun. 30, 2011
Business segment information [Abstract]
Business segment information
Note 15: Business segment information

We operate three reportable business segments: Small Business Services, Financial Services and Direct Checks. Small Business Services sells personalized printed products, which include business checks, printed forms, promotional products, marketing materials and related services, as well as retail packaging supplies and a suite of business services, including web design and hosting, fraud protection, payroll, logo design, search engine marketing and business networking, to small businesses. These products and services are promoted and sold through direct response advertising via mail and the internet, referrals from financial institutions and telecommunications clients, independent distributors and dealers, and outbound telemarketing groups. Financial Services' products and services for financial institutions include comprehensive check programs for both personal and business checks, fraud prevention and monitoring services, customer acquisition campaigns, marketing communications, regulatory program services, customer loyalty programs and profitability offers that provide insight into financial institution financial performance. These products and services are sold through multiple channels, including a direct sales force. Direct Checks sells personal and business checks and related products and services directly to consumers through direct response marketing and the internet. All three segments operate primarily in the United States. Small Business Services also has operations in Canada and portions of Europe.

The accounting policies of the segments are the same as those described in the Notes to Consolidated Financial Statements included in the 2010 Form 10-K. We allocate corporate costs for our shared services functions to our business segments, including costs of our executive management, human resources, supply chain, finance, information technology and legal functions. Generally, where costs incurred are directly attributable to a business segment, primarily within the areas of information technology, supply chain and finance, those costs are charged directly to that segment. Because we use a shared services approach for many of our functions, certain costs are not directly attributable to a business segment. These costs are allocated to our business segments based on segment revenue, as revenue is a measure of the relative size and magnitude of each segment and indicates the level of corporate shared services consumed by each segment. Corporate assets are not allocated to the segments and consist of property, plant and equipment, internal-use software, inventories and supplies related to our corporate shared services functions of manufacturing, information technology and real estate, as well as long-term investments.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that these segments, if operated independently, would report the operating income and other financial information shown.

The following is our segment information as of and for the quarters ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$203,156	$86,656	$56,462	$-	$346,274
	2010	193,165	98,248	56,583	-	347,996
Operating income:	2011	34,329	13,214	16,443	-	63,986
	2010	30,476	20,032	12,712	-	63,220
Depreciation and amortization	2011	11,398	3,412	4,130	-	18,940
expense:	2010	11,693	3,068	5,076	-	19,837
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	10,874	10,874
	2010	-	-	-	11,267	11,267

The following is our segment information as of and for the six months ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$403,159	$174,670	$118,197	$-	$696,026
	2010	385,491	199,693	97,932	-	683,116
Operating income:	2011	70,099	28,911	32,431	-	131,441
	2010	59,545	44,021	28,609	-	132,175
Depreciation and amortization	2011	22,533	6,165	9,985	-	38,683
expense:	2010	23,131	5,969	6,184	-	35,284
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	19,296	19,296
	2010	-	-	-	21,066	21,066